Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events

33. Subsequent Events

On April 26, 2012, the Company entered into an agreement with Sumitomo Mitsui Banking Corporation, (hereinafter, “SMBC”) to transfer all shares (4,004,824 shares, 51% of the outstanding shares) of ORIX Credit Corporation (hereinafter, “ORIX Credit”) held by SMBC to the Company, resulting in the reclassification of ORIX Credit from an equity-method affiliate to a wholly-owned subsidiary of the Company at the time of the transfer.